Revenues	3 Months Ended
Mar. 31, 2023
Revenues
Revenues

10. Revenues

	Three months ended March 31,
	SYSTEMS		SERVICES
	2023	2022	2023	2022

	(€ in thousands)
Primary geographical markets
EMEA	732	900	1,798	2,193
Asia Pacific	280	144	146	220
Americas	2,147	374	912	809
	3,159	1,418	2,856	3,222

Timing of revenue recognition
Products transferred at a point in time	2,835	1,278	2,856	3,222
Products and services transferred over time	324	140	--	--
Revenue from contracts with customers	3,159	1,418	2,856	3,222

	Three months ended March 31,
	2023	2022

	(€ in thousands)
EMEA	2,530	3,093
Germany	1,072	1,553
Great Britain	755	429
France	151	264
Switzerland	73	143
Others	479	704
Asia Pacific	426	364
South Korea	227	70
China	124	200
India	20	33
Others	55	61
Americas	3,059	1,183
United States	2,983	1,176
Others	76	7
Total	6,015	4,640